PROVISIONS - Changes in provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
At December 31, 2019	€ 165,572
Additional provisions	48,053
Use and other changes	(34,834)
Releases	(22,271)
Translation differences and other	(1,185)
At December 31, 2020	155,335	€ 165,572
Warranty and recall campaigns
Disclosure of other provisions [line items]
At December 31, 2019	107,811
Additional provisions	36,135
Use and other changes	(30,589)
Releases	(6,044)
Translation differences and other	(371)
At December 31, 2020	106,942	107,811
Legal proceedings and disputes
Disclosure of other provisions [line items]
At December 31, 2019	27,097
Additional provisions	4,392
Use and other changes	(1,610)
Releases	(4,149)
Translation differences and other	619
At December 31, 2020	26,349	27,097
Other risks
Disclosure of other provisions [line items]
At December 31, 2019	30,664
Additional provisions	7,526	12,393	€ 11,420
Use and other changes	(2,635)
Releases	(12,078)
Translation differences and other	(1,433)
At December 31, 2020	€ 22,044	€ 30,664